Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments by Category

The Group holds the following financial instruments:

Financial assets	Loans and receivables RMB’million	Other investments RMB’million	Financial assets at fair value through other comprehensive income RMB’million	Available- for-sale financial assets RMB’million	Total RMB’million
As at December 31, 2017
Accounts receivable (Note 17)	1,161	-	-	-	1,161
Other receivables (Note 16)	133	-	-	-	133
Available-for-sale financial assets (Note 14)	-	-	-	3,740	3,740
Cash and cash equivalents (Note 18)	5,174	-	-	-	5,174
	6,468	-	-	3,740	10,208
As at December 31, 2018
Accounts receivable (Note 17)	1,483	-	-	-	1,483
Other receivables (Note 16)	80	-	-	-	80
Cash and cash equivalents (Note 18)	17,356	-	-	-	17,356
Other investments	-	256	-	-	256
Financial assets at fair value through other comprehensive income	-	-	3,331	-	3,331
	18,919	256	3,331	-	22,506

27	Financial instruments by category (Continued)

Financial liabilities	Liabilities at amortized cost RMB’million
As at December 31, 2017
Accounts payable	1,045
Other payables and accruals (note)	787
1,832
As at December 31, 2018
Accounts payable	1,830
Other payables and accruals (note)	1,902
3,732